Schedule of Preliminary Fair Value of the Consideration Transferred (Details) - USD ($)	Jan. 31, 2025	Dec. 18, 2024
Vidello [Member]
Business Combination [Line Items]
Cash paid at closing	$ 2,745,031
Fair value of Holdback Amount	1,861,039
Vidello [Member] | Common Stock [Member]
Business Combination [Line Items]
Total consideration paid	1,661,677
Total consideration paid	$ 6,267,747
Open Reel [Member]
Business Combination [Line Items]
Total consideration paid		$ 20,826,920
Open Reel [Member] | Common Stock [Member]
Business Combination [Line Items]
Total consideration paid		1,526,115
Open Reel [Member] | Prefunded Warrants [Member]
Business Combination [Line Items]
Total consideration paid		19,300,805
Open Reel [Member] | Preferred Stock [Member]
Business Combination [Line Items]
Total consideration paid